Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended		18 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)	0			12,904,692	5,002,390
Intrinsic value of stock options exercised	$ 4,500	$ 0
Compensation cost	1,837	1,129		$ 8,711	$ 2,702
Weighted-average grant date fair value (in dollars per share)				$ 0.98	$ 0.68
Fair value of options vested	$ 1,900	$ 200		$ 1,400	$ 200
Unrecognized stock-based compensation expense				$ 11,200		$ 11,200
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)	36,588,278			36,588,278		36,588,278
Awards granted (in shares)	798,203			0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost				$ 3,200	200
Unrecognized compensation expense, period for recognition				2 years 14 days
Stock Options | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	4 years			4 years
Award expiration period (in years)	10 years			10 years
Stock Options | First Anniversary of Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	1 year			1 year
Stock Options | First Anniversary of Grant Date | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	25.00%			25.00%
Stock Options | Monthly Vesting | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	36 months			36 months
Award vesting percentage	75.00%			75.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0
Restricted Stock | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			4 years
Compensation cost				$ 2,400	$ 2,400
Unrecognized compensation expense, period for recognition				1 year 5 months 15 days
Granted (in shares)				0	2,055,545	0
Fair value of restricted stock vested				$ 2,200	$ 2,500
Unrecognized stock-based compensation expense for restricted stock				1,900		$ 1,900
Restricted Stock | Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost				$ 124	$ 44
Unrecognized compensation expense, period for recognition				1 year 3 months 14 days
Granted (in shares)				0	0
Restricted Stock | First Anniversary of Grant Date | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year
Award vesting percentage			25.00%
Restricted Stock | Monthly Vesting | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			36 months
Award vesting percentage			75.00%